Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Common Class A
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	21,316,055	20,010,000
Common stock, shares outstanding	21,316,055	20,010,000
Common Class B
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	11,910,000	11,910,000
Common stock, shares outstanding	11,910,000	11,910,000